Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Fair Values of Identifiable Assets and Liabilities of Acquisitions
The preliminary fair values of the identifiable assets and liabilities of the acquisitions completed during the three months ended March 31, 2021, as of the applicable acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$14,034
Holdbacks	1,443
Fair value of contingent consideration	2,692

Total consideration	$18,169

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$2,998
Property and equipment	87
Identifiable intangible assets	9,103

Total assets	12,188

Liabilities
Total liabilities	3,678
Redeemable noncontrolling interest	1,804

Total identifiable net assets	6,706

Goodwill arising from acquisitions	$11,463

Schedule of Fair Value and Estimated Useful Lives of Intangible Assets Acquired	The preliminary fair value and estimated useful lives of the intangible assets acquired are as follows:

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$8,102	8 years
Trade Names	1,001	5 years

Total identifiable intangible assets	$9,103

Schedule of Supplemental Information on an Unaudited Pro Forma Basis
Supplemental information on a pro forma basis, presented as if the acquisitions executed during the period from January 1, 2021 to May 17, 2021 and for the year ended December 31, 2020, had been consummated as of the beginning of the comparative prior period, is as follows:

	Three Months Ended March 31,
(in thousands, except per share data)	2021	2020
Total revenues	$792,444	$881,119
Net income (loss) attributable to stockholders of Advantage Solutions Inc.	$(300)	$(21,804)
Basic and diluted net income (loss) per common share	$(0.00)	$(0.10)

Supplemental information on a pro forma basis, presented as if the acquisitions executed during the period from January 1, 2018 to March 16, 2021 had been consummated as of the beginning of the comparative prior period, is as follows:

	Twelve Months Ended December 31,
	2020	2019	2018
(in thousands, except per share data)
Total revenues	$3,181,224	$3,869,643	$3,772,569
Net loss attributable to stockholders of Advantage Solutions Inc.	$(169,507)	$(12,696)	$(1,152,738)
Basic and diluted earnings per share	$(0.76)	$(0.06)	$(5.66)

2020 Acquisitions
Business Acquisition [Line Items]
Schedule of Fair Values of Identifiable Assets and Liabilities of Acquisitions
The preliminary fair values of the identifiable assets and liabilities of the acquisitions completed during the year ended December 31, 2020, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$68,057
Holdbacks	5,260
Fair value of contingent consideration	14,766

Total consideration	$88,083

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$3,542
Other assets	2,936
Property and equipment	321
Identifiable intangible assets	42,460

Total assets	49,259

Liabilities
Total liabilities	4,569

Total identifiable net assets	44,690

Goodwill arising from acquisitions	$43,393

Schedule of Fair Value and Estimated Useful Lives of Intangible Assets Acquired
The identifiable intangible assets are being amortized on a straight-line basis over their estimated useful lives. The preliminary fair value and estimated useful lives of the intangible assets acquired are as follows:

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$42,460	6 years

2019 Acquisitions
Business Acquisition [Line Items]
Schedule of Fair Values of Identifiable Assets and Liabilities of Acquisitions
The fair values of the identifiable assets and liabilities of the acquisitions completed during the year ended December 31, 2019, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$10,582
Holdbacks	915
Fair value of contingent consideration	2,519

Total consideration	$14,016

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$6,853
Other assets	1,390
Identifiable intangible assets	10,400

Total assets	18,643

(in thousands)
Liabilities
Accounts payable	2,138
Accrued compensation and benefits	2,478
Deferred revenue	1,258
Long-term debt	1,009
Deferred income tax liabilities	2,334
Noncontrolling interest and other liabilities	2,761
Total liabilities and noncontrolling interest	11,978

Total identifiable net assets	6,665

Goodwill arising from acquisitions	$7,351

Schedule of Fair Value and Estimated Useful Lives of Intangible Assets Acquired

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$7,562	10 years
Trade names	2,838	5 years

Total identifiable intangible assets	$10,400